Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
Schedule of Other Equity Investments
	December 31, 2020	December 31, 2021
	RMB	RMB
EEO Group	38,000,000	38,000,000
Beijing Xiaozhi Education & Technology Co., Ltd.	6,000,000	—
Total other equity investments	44,000,000	38,000,000